BROKERAGE COMMISSION AND HANDLING CHARGE INCOME (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	$ 4,007,642	$ 513,701	$ 3,913,027	$ 1,990,138
Brokerage commission income
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	3,244,255		3,147,610	1,531,048
Handling charge income
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	$ 763,387		$ 765,417	$ 459,090